Shareholder Report, Average Annual Return (Details) 219332_Twin Oak Strategic Solutions ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Twin Oak Strategic Solutions ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Twin Oak Strategic Solutions ETF NAV
Average Annual Return, Percent	18.30%
S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Average Annual Return, Percent	10.90%